Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Federal corporate income tax rate	21.00%
State corporate income tax rate	8.00%
Goodwill deductible term for income tax purposes	10 years
Corporate tax on cash dividends distributed from exempted profits	25.00%
Additional withholding tax deduction from cash dividends distributed from benefited profits	15.00%
Capital Gains Tax	25.00%
Non-Israeli subsidiaries' undistributed earnings for which Company has not provided for Israeli income and foreign withholding taxes	$ 21,118
Assumed deferred tax liability attributable to taxable temporary differences from non-Israeli subsidiaries'' undistributed earnings	2,398
Net operating loss carry-forwards	$ 28,474
Corporate tax rate	22.00%
Cash paid for income taxes, net of refunds	$ 861	$ 917	$ 301
Preferred Enterprise [Member]
Income Tax Disclosure [Line Items]
Withholding tax deduction from cash dividends distributed from benefited profits	20.00%
Reduction in corporate tax rate	12.00%
Preferred Enterprise [Member] | Development Area A [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2017 and thereafter	7.50%
Reduction in corporate tax rate	7.50%
Preferred Enterprise [Member] | Rest Of Country [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2017 and thereafter	16.00%
Reduction in corporate tax rate	6.00%
Israel Tax Reform [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2018 and thereafter	23.00%
Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax exemption	$ 54,729
Assumed income tax liability	$ 11,968
Corporate statutory tax rate on 2016	25.00%